Other Liabilities, Long-term - Narrative (Detail) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2016
Other Liabilities [Line Items]
Other long-term debt				$ 5.0
Prepayment agreement
Other Liabilities [Line Items]
Other long-term debt	$ 5.0	$ 2.5	$ 2.5
Percentage of prepayment applied against future purchases	100.00%
Period of customer capacity reservation	10 years
Prepayment agreement | Installment 1
Other Liabilities [Line Items]
Debt instrument, periodic payment	$ 2.5
Prepayment agreement | Installment 2
Other Liabilities [Line Items]
Debt instrument, periodic payment	$ 2.5
Period of payment of prepayment agreement	30 days